Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Notional Value	$ 768,000
Asset and Liability Management Positions [Member]
Derivative [Line Items]
Notional Value	116,117	$ 118,061
Fair Value, Assets	350	449
Fair Value, Liabilities	409	548
Asset and Liability Management Positions [Member] | Other Derivatives [Member]
Derivative [Line Items]
Notional Value	1,792	1,879
Fair Value, Assets		1
Fair Value, Liabilities	125	183
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value	9,653	11,971
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value	7,033	8,616
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	9,322	18,356
Fair Value, Assets	10	73
Fair Value, Liabilities	16	5
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value	29,348	39,416
Fair Value, Assets	25	48
Fair Value, Liabilities	27	157
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	18,570	11,610
Fair Value, Assets	256	121
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value	9,662	12,843
Fair Value, Assets	52	202
Fair Value, Liabilities	231	198
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value	735	633
Fair Value, Assets	2	1
Fair Value, Liabilities	6	2
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value	209	172
Fair Value, Assets	5	3
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value	12,350	8,400
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value	16,650	100
Asset and Liability Management Positions [Member] | Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value		3,250
Asset and Liability Management Positions [Member] | Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value	793	815
Fair Value, Liabilities	$ 4	$ 3